Long-term debt	12 Months Ended
Dec. 31, 2024
Long-Term Debt, Unclassified [Abstract]
Long-Term Debt
14.	Long-term debt

	December 31, 2023	December 31, 2024
	RMB in thousands
Long-term bank loans	—	3,069,000
Convertible notes	—	100,000
Convertible senior notes	646	95,153
Total	646	3,264,153

Long-term bank loans
The Group’s long-term bank loans were
RMB3,100.0
mi
llion (US$424.7
million) in aggregate. As of December 31, 2024, the current portion of
 RMB31.0 million (US$4.2 million) was classified as short-term loan
s
(Note12) and the remaining RMB3,069.0
m
illion (US$420.5
m
illion) was reported as long-term debt. The Group’s long-term bank loans were substantially credit borrowing and the interest rate was 2.4% as of December 31, 2024. The Group is in compliance with all of the loan covenants as of December 31, 2024.
As of December 31, 2024, the long-term bank loans, including the portion due within one year which were recorded in “short-term loan
s
and current portion of long-term debt”, will be repaid according to the following schedule:

RMB in thousands
2025	31,000
2026	3,069,000
Total	3,100,000

Convertible Senior Notes
April 2026 Notes
In April 2019, the Group issued US$500.0 million of April 2026 Notes with an interest rate of 1.375% per annum. The net proceeds to the Company from the issuance of the April 2026 Notes were US$488.2 million (RMB3,356.1 million), net of issuance costs of US$11.8 million (RMB81.1 million). The April 2026 Notes may be converted, at an initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
As of December 31, 2023 and 2024, the principal amount of April 2026 Notes was RMB3,040.9 million and RMB86.3 thousand, respectively. The unamortized debt issuance costs were RMB23.6 million and RMB0.4 thousand as of December 31, 2023 and 2024, respectively.
The issuance costs of the April 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the years ended December 31, 2022, 2023 and 2024, the April 2026 Notes related interest expense was US$7.3 million, US$7.4 million and US$1.8 million (RMB13.1 million), respectively.
During the year ended December 31, 2021, US$70.6 million in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 2,854,253 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital.
During the year ended December 31, 2022, US$14,000 in aggregate principal amount of April 2026 Notes were converted, pursuant to which the Company issued 565 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital
.
During the year ended December 31, 2024, the Company repurchased an aggregate principal amount of US$429.3 million (RMB3.0 billion)
April 2026
Notes with the aggregate cash purchase price of US$429.3 million (RMB3.0 billion) and recognized an unamortized commission of
 US$3.0 million (RMB21.0 million).
2027 Notes
In June 2020, the Group issued US$800.0 million of 2027 Notes with an interest rate of 1.25% per annum. The net proceeds to the Company from the issuance of the 2027 Notes were US$786.1 million (RMB5,594.8 million), net of issuance costs of US$13.9 million (RMB98.6 million). The 2027 Notes may be converted, at an initial conversion rate of 24.5516 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$40.73 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of June 15, 2027.
Holders of the 2027 Notes may require the Company to repurchase all or part of their 2027 Notes in cash on June 15, 2025, or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
As of December 31, 2023 and 2024, the principal amount of 2027 Notes was RMB0.7 million and RMB0.7 million, respectively. The unamortized debt issuance costs were RMB5.7 thousand and RMB4.2 thousand as of December 31, 2023 and 2024, respectively.

The issuance costs of the 2027 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., June 15, 2027). For the year ended December 31,2022, 2023 and 2024, the 2027 Notes related interest expense was US$11.8 million, US$5.0 million and US$1.4 thousand (RMB9.8 thousand), respectively.
As of December 31, 2024, the carrying amount of RMB0.7 million (US$91.4 thousand) of the 2027 Notes are short-term in nature as the 2027 Notes holder had a non-contingent
option to require the Group to repurchase for cash all or any portion of their 2027 Notes within one year.
During the year ended December 31, 2021, US$1,000 in aggregate principal amount of 2027 Notes were converted, pursuant to which the Company issued 24 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in
capital.
During the year ended December 31, 2022, the Company repurchased an aggregate principal amount of US$54.0 million (RMB385.7 million) of 2027 Notes for a total cash consideration of US$49.3 million (RMB352.0 million), with the gain of US$ 4.1 million (RMB29.3 million).
During the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$745.9 million (RMB5.3 billion) 2027 Notes with the aggregate cash purchase price of US$745.9 million (RMB5.3 billion) with the loss of US$7.6 million (RMB54.0 million).
December 2026 Notes
In November 2021, the Group issued US$1,600 million of December 2026 Notes with an interest rate of 0.50% per annum. The net proceeds to the Company from the issuance of the December 2026 Notes were US$1,576.6 million (RMB10.1 billion), net of issuance costs of US$23.4 million (RMB149.6 million). The December 2026 Notes may be converted, at an initial conversion rate of 10.6419 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$93.97 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of December 1, 2026. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs or a combination of cash and ADSs, at the Company’s election. Holders of the Notes may elect to receive Class Z ordinary shares in lieu of any ADSs deliverable upon conversion.
As of December 31, 2023 and 2024, the principal amount of December 2026 Notes was RMB3,062.6 million and RMB95.6 million. The unamortized debt issuance costs were RMB26.2 million and RMB0.5 million as of December 31, 2023 and 2024, respectively.
The issuance costs of the December 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., December 1, 2026). For the years ended December 31, 2022, 2023 and 2024 the December 2026 Notes related interest expense was US$11.0 million, US$3.6 million and US$3.1 million (RMB22.4 million).
During the year ended December 31, 2022, the Company repurchased an aggregate principal amount of US$768.3 million (RMB5.2 billion) of December 2026 Notes for a total cash consideration of US$568.6 million (RMB3.8 billion), with the gain of US$ 190.3 million (RMB1,289.5 million).
During the year ended December 31, 2023, the Company repurchased an aggregate principal amount of US$384.8 million (RMB2.6 billion) of December 2026 Notes in the amount of US$331.2 million (RMB2.2 billion) funded by the net proceeds from the ADS offering, with the gain of US$49.5 million (RMB336.5 million). Besides, the Company repurchased an aggregate principal amount of US$14.5 million (RMB104.0 million) December 2026 Notes with the aggregate cash purchase price of US$13.0 million (RMB93.3 million) with the gain of US$1.4 million (RMB9.8 million).
During the year ended December 31, 2024, the Company repurchased an aggregate principal amount of US$419.1 million (RMB3.0 billion) of December 2026 Notes for a total cash consideration of US$419.1 million (RMB3.0 billion), with the loss of US$2.5 million (RMB17.7 million).
The Company accounted for the April 2026 Notes, 2027 Notes and December 2026 Notes as single instruments as debt measured at its amortized cost, as none of the embedded features require bifurcation and recognition as derivatives and the April 2026 Notes, 2027 Notes and December 2026 Notes were not issued with a substantial premium. The issuance costs were recorded as an adjustment to the debt and are amortized as interest expense using the effective interest method.
The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2023 and December 31, 2024:

	December 31, 2023	December 31, 2024	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	—	86	1.74%
2027 Notes	646	—	1.52%
December 2026 Notes	—	95,067	0.80%

Carrying value	646	95,153
Unamortized discount and debt issuance costs	6	539

Total principal amounts of unsecured senior notes	652	95,692

As of December 31, 2024, the fair value of April 2026 Notes, 2027 Notes and December 2026 Notes, based on Level 2 inputs, was RMB96.1 million. As of December 31, 2024, RMB0.5 million, RMB96.7 million and nil in aggregate principal amount and interest expenses related to the above unsecured senior notes are expected to be repaid within one year, in 1-3 years and 3 years afterwards, respectively, unless earlier converted, redeemed or repurchased.